Intangible Assets - Amortization Expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS [Abstract]
Favorable lease terms	$ (10,872)	$ (15,861)	$ (18,716)
Acceleration of favorable lease terms	0	(20,526)	0
Total	$ (10,872)	$ (36,387)	$ (18,716)